Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

NOTE 8—STOCKHOLDERS’ EQUITY

Common Stock

On August 1, 2014, the Company entered into an at market issuance sales agreement, or the MLV Sales Agreement, with MLV & Co. LLC, or MLV, which provided that, upon the terms and subject to the conditions and limitations set forth in the MLV Sales Agreement, the Company could elect to issue and sell shares of its common stock having an aggregate offering price of up to $30.0 million from time to time through MLV as the Company’s sales agent. The Company did not sell any common stock under the MLV Sales Agreement.

On November 2, 2015, the Company entered into a sales agreement, with Cowen, or the Cowen Sales Agreement, which provides that, upon the terms and subject to the conditions and limitations set forth in the Cowen Sales Agreement, the Company may elect to issue and sell shares of its common stock having an aggregate offering price of up to $50.0 million from time to time through Cowen as the Company’s sales agent. In connection with the Company’s entry into the Cowen Sales Agreement, the Company terminated the MLV Sales Agreement.  Sales of the Company’s common stock through Cowen, if any, will be made on The NASDAQ Capital Market by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by the Company and Cowen. Subject to the terms and conditions of the sales agreement, Cowen will use commercially reasonable efforts to sell the Company’s common stock from time to time, based upon the Company’s instructions (including any price, time or size limits or other customary parameters or conditions the Company may impose). The Company is not obligated to make any sales of common stock under the Cowen Sales Agreement.  The Company will pay Cowen an aggregate commission rate of up to 3.0% of the gross proceeds of the sales price per share of any common stock sold under the Cowen Sales Agreement. Although the Cowen Sales Agreement remains in effect, the Cowen Sales Agreement is not currently a practical source of liquidity for the Company.  In this regard, given the currently-depressed price of the Company’s common stock, the Company is significantly limited in its ability to sell shares of common stock through Cowen under the Cowen Sales Agreement since the issuance and sale of common stock under the Cowen Sales Agreement, if it occurs, would be effected under a registration statement on Form S-3 that the Company filed with the Securities and Exchange Commission, and in accordance with the rules governing those registration statements, the Company generally can only sell shares of its common stock under that registration statement in an amount not to exceed one-third of the Company’s public float, which limitation for all practical purposes precludes the Company’s ability to obtain any meaningful funding through the Cowen Sales Agreement at this time. Even if the Company’s stock price and public float substantially increases, the number of shares the Company would be able to sell under the Cowen Sales Agreement would be limited in practice based on the trading volume of the Company’s common stock. The Company had not sold any common stock under the Cowen Sales Agreement as of December 31, 2016.

On February 18, 2015, the Company completed an underwritten public offering of 8.3 million shares of its common stock and accompanying warrants to purchase up to 8.3 million shares of common stock. Net proceeds from the sale of common stock and accompanying warrants, excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $28.1 million after deducting the underwriting discount and offering expenses payable by the Company.

The warrants issued in the February 2015 offering carried an initial exercise price of $10.86 per share and are exercisable through the date that is five years from the issuance date. On January 21, 2016 (“the Adjustment Date”), which was the 30th trading day following the date on which top-line efficacy data from the Company’s Phase III clinical trial of evofosfamide plus doxorubicin versus doxorubicin alone in patients with locally advanced unresectable or metastatic soft tissue sarcoma and Phase III MAESTRO clinical trial of evofosfamide in combination with gemcitabine in patients with previously untreated, locally advanced unresectable or metastatic pancreatic adenocarcinoma was publicly announced by the Company, the warrant exercise price was adjusted to $3.62. The adjusted exercise price was based on the average of the volume-weighted average price of the Company’s common stock for each of the 20 trading days immediately preceding January 21, 2016, subject to a ceiling of $10.86 and floor of $3.62. The adjusted exercise price of the warrants is also further subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common stock. The warrants must be exercised for cash, except that if the Company fails to maintain an effective registration statement covering the exercise of the warrants, the warrants may be exercised on a net, or cashless basis. In addition, subject to the satisfaction of certain conditions set forth in the warrants, at the Company’s option, the Company had the right to force the holders of the warrants to exercise their warrants in full if the volume-weighted average price of the Company’s common stock for any 20 consecutive trading-day period beginning after the 90th day following the Adjustment Date exceeds $18.00 per share. In  addition, in the event of a Change of Control, as defined in the warrant agreement, at the request of the warrant holders delivered before the 90th day after such Change of Control, the Company (or the Successor Entity) shall purchase the warrants from the warrant holders by paying to the warrant holders, within five Business Days after such request (or, if later, on the effective date of the Change of Control), cash in an amount equal to the Black Scholes Value, as defined in the warrant agreement, of the remaining unexercised portion of the warrants on the date of such Change of Control. The Black Scholes Value will be determined based on the key level 3 inputs as defined in the warrant agreement.

On March 16, 2011, the Company sold to certain investors an aggregate of 14,313,081 shares of its common stock for a purchase price equal to $2.05 per share and, for a purchase price of $0.05 per share, warrants exercisable for a total of 5,725,227 shares of its common stock for aggregate gross proceeds equal to $30.1 million in connection with the offering. Net proceeds generated from the offering were approximately $27.8 million which includes underwriter discounts and estimated offering costs. The warrants have a five-year term and an exercise price equal to $2.46 per share of common stock. The number of shares issuable upon exercise of the warrants and the exercise price are subject to adjustment for subdivisions and stock splits, stock dividends, combinations, reorganizations, reclassifications, consolidations, mergers or sales of properties and assets and upon the issuance of certain assets or securities to holders of the Company’s common stock, as applicable. As of March 16, 2016 all such warrants had been exercised or expired.

On October 5, 2009, the Company sold to certain investors an aggregate of 18,324,599 shares of its common stock for a purchase price equal to $1.86 per share and, for a purchase price of $0.05 per share, warrants exercisable for a total of 7,329,819 shares of its common stock for aggregate gross proceeds equal to $35.0 million in connection with the offering. Net proceeds generated from the offering were $33.1 million. The warrants had a five-year term and an exercise price equal to $2.23 per share of common stock. The exercise price of the warrants was subject to adjustment in certain circumstances, including certain issuances of securities at a price equal to less than the then current exercise price. In addition, the number of shares issuable upon exercise of the warrants and the exercise price was subject to adjustment for subdivisions and stock splits, stock dividends, combinations, reorganizations, reclassifications, consolidations, mergers or sales of properties and assets and upon the issuance of certain assets or securities to holders of the Company’s common stock, as applicable. As a result of the offering on March 16, 2011, the exercise price of the warrants exercisable for a total of 7,329,819 shares of common stock sold to investors in October 2009 that had an original exercise price of $2.23 per share, was subsequently reduced to $2.05 per share pursuant to the terms of such warrants. As of October 5, 2014, all such warrants had been fully exercised.

Common Stock Warrant Valuation

The Company accounts for its common stock warrants under guidance now codified in ASC 815 that clarifies the determination of whether an instrument (or an embedded feature) is indexed to an entity’s own stock, which would qualify for classification as a liability or equity. The guidance required the Company’s outstanding warrants to be classified as liabilities and to be fair valued at each reporting period, with the changes in fair value recognized as other income (expense) in the Company’s consolidated statements of operations.

In 2014, warrants to purchase 2,106,792 shares of common stock were cashless exercised for 1,108,582 shares of common stock. In addition, warrants to purchase 2,328,766 shares of common stock were exercised on a cash basis for net proceeds of approximately $4.8 million. As of the date of exercise of the warrants, the Company transferred the fair value of the warrants of approximately $10.1 million from warrant liability into stockholders’ equity (deficit) in 2014.

At December 31, 2014, all warrants related to the October 2009 offering had been exercised. During the years ended December 31, 2014, a change in fair value of $1.3 million non-cash income related to the October 2009 warrants was recorded as other income (expense) in the Company’s consolidated statements of operations.

On March 16, 2016, warrants outstanding, which were initially issued by the Company in an underwritten public offering in March 2011, to purchase 3.8 million shares of common stock expired and noncash income of $38,000 related to the expired warrants was recognized as other income (expense) in the Company’s consolidated statement of operations. At December 31, 2015, the Company had March 2011 warrants outstanding to purchase 3.8 million shares of common stock, having an exercise price of $2.46 per share. The fair value of these warrants on December 31, 2015 was determined using a Black Scholes valuation model with the following key level 3 inputs:

December 31, 2015
Risk-free interest rate	0.16%
Expected life (in years)	0.21
Dividend yield	—
Volatility	179%
Stock price	$0.48

During the years ended December 31, 2015 and 2014, a change in the fair value of $3.9 million of non-cash income and $8.0 million of non-cash income related to the March 2011 warrants was recorded as other income (expense) in the Company’s consolidated statements of operations, respectively.

At both December 31, 2016 and 2015, the Company had warrants outstanding to purchase 8,300,000 shares of common stock, having an initial exercise price of $10.86 per share, which warrants were issued by the Company in the February 2015 offering. The exercise price was adjusted to $3.62 on January 21, 2016 pursuant to the terms of warrant. The fair value of these warrants on December 31, 2016 and 2015 was determined using a Black Scholes valuation model with the following key level 3 inputs:

	December 31, 2016	December 31, 2015
Risk-free interest rate	1.93%	1.76%
Expected life (in years)	3.13	4.14
Dividend yield	—	—
Volatility	135%	112%
Stock price	$0.44	$0.48

During the years ended December 31, 2016 and 2015, a change in fair value of  $83,000 and $12.9 million of non-cash income, respectively, related to the February 2015 warrants was recorded as other income (expense) in the Company’s consolidated statements of operations.

The following table sets forth the Company’s financial liabilities, related to warrants issued in the March 2011 and February 2015 offerings, subject to fair value measurements as of December 31, 2016 and 2015:

	Fair Value as of
	December 31,	Basis of Fair Value Measurements
(in thousands)	2016	Level 1	Level 2	Level 3
February 2015 warrants	$1,743	$—	$—	$1,743

	Fair Value as of
	December 31,	Basis of Fair Value Measurements
(in thousands)	2015	Level 1	Level 2	Level 3
March 2011 warrants	$38	$—	$—	$38
February 2015 warrants	1,826	—	—	1,826
Total common stock warrants	$1,864	$—	$—	$1,864

The following table is a reconciliation of the warrant liability measured at fair value using level 3 inputs (in thousands):

Warrant Liability
Balance at December 31, 2013	$23,421
Exercise of common stock warrants during 2014	(10,116)
Change in fair value of common stock warrants during 2014	(9,344)
Balance at December 31, 2014	3,961
Initial fair value of common stock warrant related to February 2015 offering	14,693
Exercise of common stock warrants during 2015	(17)
Change in fair value of common stock warrants during 2015	(16,773)
Balance at December 31, 2015	1,864
Change in fair value related to expired March 2016 common stock warrants	(38)
Change in fair value of common stock warrants during 2016	(83)
Balance at December 31, 2016	$1,743